Debt	9 Months Ended
Sep. 30, 2023
Text block [abstract]
Debt
6.	Debt
a) The Company’s short and long-term debt consists of the following:

As of September 30, 2023			(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	3.625%	2029	Ps.	17,728,700
	Fixed-rate Senior notes (i)	2.875%	2030		17,728,700
	Fixed-rate Senior notes (i)	4.700%	2032		13,296,525
	Fixed-rate Senior notes (i)	6.375%	2035		17,397,705
	Fixed-rate Senior notes (i)	6.125%	2037		6,545,879
	Fixed-rate Senior notes (i)	6.125%	2040		35,377,798
	Fixed-rate Senior notes (i)	4.375%	2042		20,388,005
	Fixed-rate Senior notes (i)	4.375%	2049		22,160,875

	Subtotal U.S. dollars			Ps.	150,624,187

Mexican pesos
	Domestic Senior notes (i)	TIIE + 0.020%	2024	Ps.	1,356,693
	Domestic Senior notes (i)	TIIE + 0.050%	2024		1,920,231
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Domestic Senior notes (i)	0.000%	2025		5,851,519
	Domestic Senior notes (i)	TIIE + 0.300%	2025		335,731
	Domestic Senior notes (i)	TIIE + 0.300%	2025		73,688
	Domestic Senior notes (i)	9.350%	2028		11,016,086
	Fixed-rate Senior notes (i)	9.500%	2031		17,000,000
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,964,352
	Domestic Senior notes (i)	4.840%	2037		7,308,611

	Subtotal Mexican pesos			Ps.	83,377,777

Euros
	Commercial Paper (iv)	3.830%	2023	Ps.	937,228
	Commercial Paper (iv)	3.830%	2023		749,782
	Commercial Paper (iv)	3.820%	2023		937,228
	Commercial Paper (iv)	3.830%	2023		468,614
	Commercial Paper (iv)	3.830%	2023		468,614
	Commercial Paper (iv)	3.850%	2023		880,994
	Commercial Paper (iv)	3.840%	2023		468,614
	Commercial Paper (iv)	3.850%	2023		468,614
	Commercial Paper (iv)	3.870%	2023		656,059

	Commercial Paper (iv)	3.870%	2023		937,228
	Commercial Paper (iv)	3.950%	2023		937,228
	Commercial Paper (iv)	3.970%	2023		656,059
	Commercial Paper (iv)	3.960%	2023		281,168
	Commercial Paper (iv)	4.030%	2023		937,228
	Commercial Paper (iv)	4.030%	2023		468,614
	Commercial Paper (iv)	4.140%	2023		187,446
	Commercial Paper (iv)	3.950%	2023		937,228
	Commercial Paper (iv)	3.950%	2023		656,059
	Commercial Paper (iv)	4.110%	2024		281,168
	Exchangeable Bond (i)	0.000%	2024		37,856,502
	Fixed-rate Senior notes (i)	1.500%	2024		15,932,871
	Fixed-rate Senior notes (i)	1.500%	2026		14,058,416
	Fixed-rate Senior notes (i)	0.750%	2027		14,167,790
	Fixed-rate Senior notes (i)	2.125%	2028		11,179,440
	Fixed-rate Senior notes (i)	5.250%	2028		9,372,277

	Subtotal euros			Ps.	114,882,469

Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	10,813,621
	Fixed-rate Senior notes (i)	5.750%	2030		14,057,707
	Fixed-rate Senior notes (i)	4.948%	2033		6,488,172
	Fixed-rate Senior notes (i)	4.375%	2041		16,220,431

	Subtotal Pound Sterling			Ps.	47,579,931

Brazilian reais
	Promissory Notes (i)	CDI + 1.000%	2023	Ps.	2,832,287
	Debentures (i)	CDI + 1.400%	2024		15,046,524
	Debentures (i)	CDI + 1.370%	2025		5,310,538
	Debentures (i)	CDI + 1.350%	2026		5,310,538

	Subtotal Brazilian reais			Ps.	28,499,887

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,542,968

	Subtotal Japanese yen			Ps.	1,542,968

Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,582,591

	Subtotal Chilean pesos			Ps.	3,582,591

	Subtotal other currencies			Ps.	5,125,559

Lines of Credit and others
Euros
	Lines of credit (ii)	Euribor 1M + 1.3% / 4.150% - 5.195%	2023 - 2028	Ps.	12,652,574

Mexican pesos
	Lines of credit (ii)	TIIE + 0.300% - TIIE + 0.780%	2023 - 2024		56,280,000
Peruvian Soles
	Lines of credit (ii)	7.940% - 8.010%	2024		8,021,245

	Subtotal Lines of Credit and others			Ps.	76,953,819

	Total debt			Ps.	507,043,629

	Less: Short-term debt and current portion of long-term debt			Ps.	152,921,592

	Long-term debt			Ps.	354,122,037

As of December 31, 2022			(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total

Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	3.625%	2029	Ps.	19,414,300
	Fixed-rate Senior notes (i)	2.875%	2030		19,414,300
	Fixed-rate Senior notes (i)	4.700%	2032		14,560,725
	Fixed-rate Senior notes (i)	6.375%	2035		19,051,835
	Fixed-rate Senior notes (i)	6.125%	2037		7,168,245
	Fixed-rate Senior notes (i)	6.125%	2040		38,741,430
	Fixed-rate Senior notes (i)	4.375%	2042		22,326,445
	Fixed-rate Senior notes (i)	4.375%	2049		24,267,875

	Subtotal U.S. dollars			Ps.	164,945,155

Mexican pesos
	Domestic Senior notes (i)	TIIE + 0.050%	2024	Ps.	1,920,231
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Domestic Senior notes (i)	0.000%	2025		5,683,928
	Domestic Senior notes (i)	TIIE + 0.300%	2025		335,731
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,964,352
	Domestic Senior notes (i)	4.840%	2037		7,099,289

	Subtotal Mexican pesos			Ps.	53,554,397

Euros
	Commercial Paper (iv)	2.020%	2023	Ps.	519,575
	Commercial Paper (iv)	2.010%	2023		1,039,150

	Commercial Paper (iv)	2.270%	2023		519,575
	Commercial Paper (iv)	2.150%	2023		519,575
	Fixed-rate Senior notes (i)	3.500%	2023		6,234,902
	Fixed-rate Senior notes (i)	3.259%	2023		15,587,256
	Exchangeable Bond (i)	0.000%	2024		43,581,968
	Fixed-rate Senior notes (i)	1.500%	2024		17,665,557
	Fixed-rate Senior notes (i)	1.500%	2026		15,587,256
	Fixed-rate Senior notes (i)	0.750%	2027		15,708,525
	Fixed-rate Senior notes (i)	2.125%	2028		12,395,194

	Subtotal euros			Ps.	129,358,533

Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	11,729,149
	Fixed-rate Senior notes (i)	5.750%	2030		15,247,894
	Fixed-rate Senior notes (i)	4.948%	2033		7,037,490
	Fixed-rate Senior notes (i)	4.375%	2041		17,593,724

	Subtotal Pound Sterling			Ps.	51,608,257

Brazilian reais
	Debentures (i)	CDI + 1.350%	2023	Ps.	9,302,135
	Promissory Notes (i)	CDI + 1.000%	2023		2,976,683
	Debentures (i)	CDI + 1.400%	2024		15,813,630
	Debentures (i)	CDI + 1.370%	2025		5,581,281

	Subtotal Brazilian reais			Ps.	33,673,729

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,924,847

	Subtotal Japanese yen			Ps.	1,924,847

Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,964,099

	Subtotal Chilean pesos			Ps.	3,964,099

	Subtotal other currencies			Ps.	5,888,946

Lines of Credit and others
U.S. dollars
	Lines of credit (ii)	5.050%	2023	Ps.	491,750
Euros
	Lines of credit (ii)	2.083% - 2.650%	2023 - 2024		17,052,458
Mexican pesos
	Lines of credit (ii)	TIIE + 0.280% - TIIE + 0.580%	2023		43,580,000
Peruvian Soles
	Lines of credit (ii)	6.00%	2023		4,142,056
Colombian pesos
	Lines of credit (ii)	IBR + 2.25%	2023		165,479

Brazilian reais
	Lines of credit (ii)	13.32%	2023		6,105,177
Others
	Lines of credit (ii)	11.00%	2023		23,543

	Subtotal Lines of Credit and others			Ps.	71,560,463

	Total debt			Ps.	510,589,480

	Less: Short-term debt and current portion of long-term debt			Ps.	102,024,414

	Long-term debt			Ps.	408,565,066

L = LIBOR (London Interbank Offered Rate)
TIIE = Mexican Interbank Rate
CDI = Brazil Interbank Deposit Rate
TAB = Chilean weighted average funding rate
IBR = Colombia Reference Bank Indicator
Interest rates on the Company’s debt are subject to fluctuations in international and local rates. The Company’s weighted-average cost of borrowed funds as of December 31, 2022 and September 30, 2023 was approximately 5.38% and 5.98%, respectively.
Such rates do not include commissions or the reimbursements for Mexican tax withholdings (typically a tax rate of 4.9%) that the Company must pay to international lenders.
An analysis of the Company’s short-term debt maturities as of December 31, 2022 and September 30, 2023 is as follows:

	2022		2023
Obligations and Senior Notes	Ps.	36,698,853	Ps.	85,340,050
Lines of credit		65,325,561		67,581,542
Financial leases		—		—

Subtotal short term debt	Ps.	102,024,414	Ps.	152,921,592

Weighted-average interest rate		8.50%		7.11%

The Company’s long-term debt maturities are as follows:

Years	Amount
2024	Ps.	12,920,231
2025		11,571,475
2026		30,182,574
2027 and thereafter		299,447,757

Total	Ps.	354,122,037

(i) Senior Notes
The outstanding Senior Notes as of December 31, 2022 and September 30, 2023 are as follows:

Currency*	2022		2023
U.S. dollars	Ps.	164,945,155	Ps.	150,624,187
Mexican pesos		53,554,397		83,377,777
Euros		129,358,533		114,882,469
Pound sterling		51,608,257		47,579,931
Brazilian reais		33,673,729		28,499,887
Japanese yens		1,924,847		1,542,968
Chilean pesos		3,964,099		3,582,591

*	Thousands of Mexican pesos
*	Includes secured and unsecured senior notes.
On July 21
st
. the Company saw matured its €750 million, 3.259% bond, with a tenor of ten years.
(ii) Lines of credit
As of December 31, 2022, and September 30, 2023, debt under lines of credit aggregated to Ps. 71,560 million and Ps. 76,954 million, respectively. Telekom Austria closed September 30, 2023 with an aggregated debt of Ps. 12,653 under lines of credit.
The Company has two revolving syndicated credit facilities, one for the Euro equivalent of US$1,500 million and the other for US$2,500 million maturing in 2026 and 2024, respectively. As long as the facilities are committed, a commitment fee is paid. As of September 30, 2023, these credit facilities are undrawn. Telekom Austria has an undrawn revolving syndicated credit facility in Euros for €1,000 million that matures in 2026.
(iv) Commercial Paper
In August 2020, we established a new Euro-Commercial Paper program for a total amount of €2,000 million. As of September 30, 2023, debt under this program aggregated to Ps. 12,315 million.
Restrictions
A portion of the debt is subject to certain restrictions with respect to maintaining certain financial ratios, as well as restrictions on selling a significant portion of groups of assets, among others. As of September 30, 2023, the Company was in compliance with all these requirements.
A portion of the debt is also subject to early maturity or repurchase at the option of the holders in the event of a change in control of the Company, as defined in each instrument. The definition of change in control varies from instrument to instrument; however, no change in control shall be considered to have occurred as long as its current shareholders continue to hold the majority of the Company’s voting shares.
Covenants
In conformity with the credit agreements, the Company is obliged to comply with certain financial and operating commitments. Such covenants limit in certain cases, the ability of the Company or the guarantor to: pledge assets, carry out certain types of mergers, sell all or substantially all of its assets, and sell control of Telcel.
Such covenants do not restrict the ability of AMX’s subsidiaries to pay dividends or other payment distributions to AMX. The more restrictive financial covenants require the Company to maintain a consolidated ratio of debt to EBITDA (defined as operating income plus depreciation and amortization) that does not exceed 4 to 1, and a consolidated ratio of EBITDA to interest paid that is not below 2.5 to 1 (in accordance with the clauses included in the credit agreements).
Several of the financing instruments of the Company may be accelerated, at the option of the debt holder in the case that a change in control occurs.
As of September 30, 2023, the Company was in compliance with all the covenants.